Premium Deficiency Reserve ("PDR")	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Premium Deficiency Reserve ("PDR")
Premium Deficiency Reserve ("PDR")

Note 14: Premium Deficiency Reserve (“PDR”)

Management assesses the profitability of its at-risk share savings arrangements to identify contracts where current operating results or forecasts indicate probable future losses. If anticipated future variable costs exceed anticipated future revenues, a premium deficiency reserve is recognized. Management concluded the $4,600,000 PDR was required at September 30, 2021.

Note 15: Premium Deficiency Reserve (“PDR”)

We assess the profitability of our at-risk share savings arrangements to identify contracts where current operating results or forecasts indicate probable future losses. If anticipated future variable costs exceed anticipated future revenues, a premium deficiency reserve is recognized. Management concluded a PDR of $20,539,364 existed at December 31, 2019, which was primarily represented by the total value of potential deficiencies generated by the Company’s newly contracted health plans. No premium deficiency reserves were recorded as of December 31, 2020 given the maturing of these health plans.